Employee benefits (Details 3) - Plan assets [member] - Post employment benefit obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits [Line Items]
Fair value of plan assets at the beginning of the year	$ 7,404	$ 7,464	$ 7,967
Actual return (loss) in plan assets	1,694	293	(145)
Benefits paid	(347)	(353)	(358)
Fair value of plan assets at the end of the year	8,751	7,404	7,464
Financing status	(4)	(781)	(485)
Net actuarial loss at the beginning of the year	(3,432)	(3,165)	(1,903)
Amortization during the year	219	184	68
Net estimated gain or loss occurred during the year	599	(451)	(1,330)
Adjustment to recognize the minimum pension obligation	$ (2,614)	$ (3,432)	$ (3,165)